Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Share, without par value
Amount Registered | shares	55,061,113
Proposed Maximum Offering Price per Unit	9.99
Maximum Aggregate Offering Price	$ 550,060,518.87
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,963.36
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"), based on a third-party valuation. Pursuant to Rule 416 under the Securities Act, the Registrant is also registering such additional indeterminate number of ordinary shares as may become issuable as a result of share splits or share dividends.